NOTE 3 - ACQUISITIONS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Purchase Price Allocation [Table Text Block]
Fair values are as follows:

Cash	$217
Accounts receivable	2,075
Inventories	1,100
Prepaid expenses	146
Deferred tax asset	167
Property, plant and equipment	6,202
Intangible assets	1,175
Goodwill (1)	3,566
Accounts payable and accrued expenses	(1,582)
Deferred tax liabilities	(2,174)
$10,892
Inventories	$130
Property, plant and equipment	496
Intangible assets	110
Accrued expenses	(51)
$685
(1) Because this was an acquisition of stock, goodwill will not be deductible for tax purposes.  Goodwill resulted from this transaction because we believe EBTEC augments the Company’s position in the aerospace market and will allow it to more effectively manage portions of its production process previously outsourced.

Business Acquisition, Pro Forma Information [Table Text Block]
The following pro forma consolidated financial information for the fiscal years ended December 29, 2012 and December 31, 2011, as though the acquisitions had been completed at the beginning of the respective periods.

	December 29, 2012	December 31, 2011
Sales	$113,621	$100,700
Net income	6,314	4,302
Basic income per share	$1.20	$0.82
Diluted income per share	$1.10	$0.78